Average Annual Total Returns - FIMMFunds-Class2ComboPRO - FIMMFunds-Class2ComboPRO - Fidelity Investments Money Market Treasury Portfolio - Fidelity Investments Money Market Treasury Portfolio - Class II - Return Before Taxes
May 30, 2023
Average Annual Return:
Past 1 year	1.40%
Past 5 years	1.03%
Past 10 years	0.58%